Offerings - Offering: 1	Nov. 14, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.375% Fixed- to- Fixed Reset Rate Junior Subordinated Notes due 2055
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.02863
Maximum Aggregate Offering Price	$ 514,315,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 78,741.63
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement
No. 333-277286.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.